Pension Plans (Details 8) $ in Millions	Dec. 31, 2015 USD ($)
UK Pension Plan [Member]
Expected future benefit payments
2016	$ 83
2017	89
2018	93
2019	94
2020	97
2021-2025	549
US Pension Plan [Member]
Expected future benefit payments
2016	43
2017	46
2018	48
2019	51
2020	53
2021-2025	$ 289